Related Party Transactions (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Jun. 30, 2023
Related Party Transactions [Line Items]
Due from related parties	€ 3,800,000
Repaid			€ 90,374
less: current portion	1,175,408				€ 4,510,831
Selling and administrative expenses	1,378,224		1,137,050
Interest expense	351,691		157,432
Payment to related parties	59,083		907,213
Advancement from related parties	€ 2,142		370
Percentage of margin applied	13.00%
Incurred management fees	€ 197,255	[1]	521,698	[2]
Related Party [Member]
Related Party Transactions [Line Items]
Market interest rate						6.25%
Repaid	324,716		903,734
less: current portion	851,551				€ 1,176,267
Amount paid for interest	26,448		40,627
Selling and administrative expenses	101,744		356,912
Salaries and benefits	69,063		124,159
Interest expense	26,448		40,627
Related Party [Member] | RSU Grant [Member]
Related Party Transactions [Line Items]
Stock-based compensation	67,220		63,682
Umbrella Global Energy, S.A [Member]
Related Party Transactions [Line Items]
Incurred management fees	€ 98,462		€ 350,000

[1]	Comprised of selling and administrative – related parties of €101,744, salaries and benefits – related parties of €69,063 (including stock-based compensation of €67,220 from RSU) and interest expense – related parties of €26,448.
[2]	Comprised of selling and administrative – related parties of €356,912, salaries and benefits – related parties of €124,159 (including stock-based compensation of €63,682 from RSU) and interest expense – related parties of €40,627.